CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance, shares at Jun. 24, 2015		60,586,000
Balance at Jun. 24, 2015	$ (90,812)	$ 17,625	$ 490,111	$ 2,419,331	$ (3,009,249)	$ (8,630)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net income	200,620	0	0	200,620	0	0
Other comprehensive income (loss)	(2,964)	0	0	0	0	(2,964)
Dividends	(74,235)	0	0	(74,235)	0	0
Stock-based compensation	15,207	0	15,207	0	0	0
Purchases of treasury stock	(284,905)	$ 0	(3,796)	0	(281,109)	0
Purchases of treasury stock, shares		(5,842,000)
Issuances of common stock	6,147	$ 0	(11,778)	0	17,925	0
Issuances of common stock, shares		677,000
Excess tax benefit from stock-based compensation	5,366	$ 0	5,366	0	0	0
Balance, shares at Jun. 29, 2016		55,421,000
Balance at Jun. 29, 2016	(225,576)	$ 17,625	495,110	2,545,716	(3,272,433)	(11,594)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net income	150,823	0	0	150,823	0	0
Other comprehensive income (loss)	(327)	0	0	0	0	(327)
Dividends	(69,466)	0	0	(69,466)	0	0
Stock-based compensation	14,453	0	14,453	0	0	0
Purchases of treasury stock	(370,877)	$ 0	(1,753)	0	(369,124)	0
Purchases of treasury stock, shares		(7,451,000)
Issuances of common stock	5,621	$ 0	(7,404)	0	13,025	0
Issuances of common stock, shares		471,000
Excess tax benefit from stock-based compensation	$ 1,668	$ 0	1,668	0	0	0
Balance, shares at Jun. 28, 2017	48,440,721	48,441,000
Balance at Jun. 28, 2017	$ (493,681)	$ 17,625	502,074	2,627,073	(3,628,532)	(11,921)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net income	125,882	0	0	125,882	0	0
Other comprehensive income (loss)	186	0	0	0	0	186
Disposition of equity method investment	5,899	0	0	0	0	5,899
Dividends	(69,922)	0	0	(69,922)	0	0
Stock-based compensation	14,245	0	14,245	0	0	0
Purchases of treasury stock	(303,239)	$ 0	(213)	0	(303,026)	0
Purchases of treasury stock, shares		(7,882,000)
Issuances of common stock	$ 2,321	$ 0	(4,502)	0	6,823	0
Issuances of common stock, shares		239,000
Balance, shares at Jun. 27, 2018	40,797,919	40,798,000
Balance at Jun. 27, 2018	$ (718,309)	$ 17,625	$ 511,604	$ 2,683,033	$ (3,924,735)	$ (5,836)